Subsequent Events	6 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp
Subsequent Events

6. Subsequent events

On August 29, 2013, pursuant to an Agreement and Plan of Merger dated August 23, 2013 (the Merger Agreement) by and among Oneida Resources Corp., a public shell company (Oneida); ITI, Inc., a wholly-owned subsidiary of Oneida (Merger Sub); and the Company, Merger Sub merged with and into the Company, with the Company remaining as the surviving entity and a wholly-owned operating subsidiary of Oneida (the Merger). At the effective time of the Merger (the Effective Time), the name of the Company was changed to ITI, Inc. Immediately following the Effective Time, a newly organized wholly-owned subsidiary of Oneida named “Intra-Cellular Therapies, Inc.” (the Name Change Merger Sub) merged with and into Oneida (the Name Change Merger), with the surviving entity named Intra-Cellular Therapies, Inc. (ITI).

Pursuant to the terms of the Merger Agreement, at the Effective Time, each share of common stock of the Company outstanding immediately prior to the Effective Time and each share of preferred stock of the Company outstanding immediately prior to the Effective Time was exchanged for one-half (1/2) of a share of common stock of ITI. ITI issued 22,134,647 shares of ITI common stock upon such exchange of the outstanding shares of Company common stock and preferred stock. In addition, at the Effective Time, ITI assumed the Company’s 2003 Equity Incentive Plan, as amended (the Plan), and all options to purchase the Company’s common stock then outstanding under the Plan, and such options became exercisable for an aggregate of 1,462,380 shares of ITI common stock. Each such outstanding option that had been granted by the Company under the Plan became exercisable for one-half (1/2) of a share of ITI common stock. At the Effective Time, ITI also assumed the outstanding warrant to purchase shares of Company common stock, and such warrant became exercisable for 1,822 shares of ITI common stock.

Immediately prior to the Merger, on August 29, 2013, the Company sold to accredited investors approximately $60.0 million of its shares of common stock, or 18,889,307 shares at a price of $3.1764 per share (the Private Placement), which included $15,289,893 in principal, plus accrued interest, of the Company’s then outstanding convertible promissory notes (the Notes), which were converted into shares of Company common stock at a price of $3.1764 per share. In connection with the Private Placement, the Company granted the investors in the Private Placement registration rights requiring the Company or any successor to register those shares of Company common stock (which were exchanged in the Merger for shares of ITI common stock, along with the rest of the outstanding shares of the Company capital stock, except for dissenting shares) for public resale. The then existing stockholders who agreed to become parties to the registration rights agreement also became entitled to such registration rights, subject to specified differences in the agreement between the rights of new investors and existing stockholders. The existing Second Amended and Restated Investor Rights Agreement, by and among the Company and the investors listed therein, dated as of October 25, 2007, as amended, was terminated at the date of the Merger.

In accordance with ASC 805, “Business Combinations,” the Company is considered the accounting acquirer in the Merger and will account for the transaction as an exchange for one-half ( 1⁄2) of a share of common stock, because the Company’s stockholders received 100% of the voting rights in the combined entity and the Company’s senior management represents all of the senior management of the combined entity. Consequently, the assets and liabilities and the historical operations that will be reflected in consolidated financial statements of ITI will be those of the Company and will be recorded at their historical cost bases.

11. Subsequent Events The Company evaluated subsequent events through June 19, 2013, the date these financial statements were issued.

Note 8 - Subsequent Events

Subsequent to March 31, 2013, professional fees of $3,400 were paid on behalf of the Company by Sunrise Financial Group Inc. (“SFG”).

Subsequent to March 31, 2013, the Company received approximately $6,000 relating to the promissory note with NLBDIT 2010 Enterprises, LLC for professional fees.